SUPPLEMENTAL CASH FLOW INFORMATION - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash paid for interest		$ 49,377	$ 12,075
Fair value of 1,048,718 Class B common stock issued in the Freedom Transaction		26,511	0
Cash paid for taxes, net		$ 6,581	$ 0
Freedom Transaction
Business Acquisition [Line Items]
Business acquisition, number of shares issued to acquire business (in shares)	1,048,718	1,048,718